CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, Authorized	37,244,508	32,244,508
Ordinary shares, Issued	27,178,839	27,047,737
Ordinary shares, Outstanding	27,178,839	27,047,737